Exhibit 99.6

Data Compare (Non-Ignored)

Run Date - 1/29/2025 3:26:42 PM

AMC Loan ID	Customer Loan ID	Seller Loan ID	Servicer Loan ID	Investor Loan Number	Field Label	Bid Tape Field Value	Field Value	Compare Status	Comment
[REDACTED]	RCKT2025CES20213				Investor: Qualifying Total Debt Ratio	[REDACTED]	[REDACTED]	Verified	Field Value DTI is higher than Tape value due to Lender used lower consumer debt than verified by audit
[REDACTED]	RCKT2025CES20997				Investor: Qualifying Total Debt Ratio	[REDACTED]	[REDACTED]	Verified	DTI variance due to the student loan with [REDACTED] not being considered by the lender. Diligence did not have supporting documentation to exclude this debt.
[REDACTED]	RCKT2025CES23119				Investor: Qualifying Total Debt Ratio	[REDACTED]	[REDACTED]	Verified	Field Value DTI is higher than Tape value due to Lender used lower consumer debt than verified by audit
[REDACTED]	RCKT2025CES23490				Investor: Qualifying Total Debt Ratio	[REDACTED]	[REDACTED]	Verified	The subject property taxes considered by the lender of $[REDACTED]/month is based on the remaining balance, not the annual tax amount. Diligence has considered the full $[REDACTED] annual taxes.
[REDACTED]	RCKT2025CES24396				Investor: Qualifying Total Debt Ratio	[REDACTED]	[REDACTED]	Verified	DTI increase is due to less income being verified than what was submitted. Total income submitted as $[REDACTED]; verified income is $[REDACTED]. Guidelines are still met.
[REDACTED]	RCKT2025CES25504				Investor: Qualifying Total Debt Ratio	[REDACTED]	[REDACTED]	Verified	Field Value DTI is higher than Tape value due to Lender used higher qualifying income than verified by audit
[REDACTED]	RCKT2025CES20536				Investor: Qualifying Total Debt Ratio	[REDACTED]	[REDACTED]	Verified	Field Value DTI is higher than Tape value due to Lender used higher qualifying income than verified by audit
[REDACTED]	RCKT2025CES20682				Investor: Qualifying Total Debt Ratio	[REDACTED]	[REDACTED]	Verified	Borrower was removed from the [REDACTED] revolving account as an authorized user, however, this debt belongs to the co-borrower so was not excluded by Diligence. Lender excluded this payment.
[REDACTED]	RCKT2025CES21398				Investor: Qualifying Total Debt Ratio	[REDACTED]	[REDACTED]	Verified	Field Value DTI is higher than Tape value due to Lender used lower PITIA than verified by audit
[REDACTED]	RCKT2025CES24207				Investor: Qualifying Total Debt Ratio	[REDACTED]	[REDACTED]	Verified	Unable to verify due to missing information